SCHEDULE OF PROVED DEVELOPMENT AND UNDEVELOPED RESERVES (Details) - bbl		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Beginning of the period		2,056,407		3,253,617
Revisions of previous estimates		1,165,999	[1]	(1,121,980)	[2]
Improved recovery		(19,131)	[3]	(12,763)	[4]
Purchase of minerals in place
Extensions and discoveries
Production		(58,616)	[5]	(62,467)	[6]
Sale of minerals in place
End of the period		3,144,659		2,056,407
Proved developed reserves, Beginning of the period		371,076		311,211
Proved developed reserves, Revisions of previous estimates		41,862	[7]	5,476	[8]
Proved developed reserves, Improved recovery	[3]	(19,131)		(12,763)
Proved developed reserves, Purchase of minerals in place
Proved developed reserves, Extensions and discoveries			[9]	125,425	[10]
Proved developed reserves, Production		(58,616)	[11]	(58,273)	[12]
Net Proved developed reserves, Sale of minerals in place
Proved developed reserves, End of the period		335,191		371,076
Proved undeveloped reserves, Beginning of the period		1,685,331		2,942,406
Proved undeveloped reserves, Revisions of previous estimates		1,124,137	[13]	(1,127,456)	[14]
Proved undeveloped reserves, Improved recovery
Proved undeveloped reserves, Purchase of minerals in place
Proved undeveloped reserves, Extensions and discoveries	[15]			(125,425)
Proved undeveloped reserves, Production	[16]			(4,194)
Proved undeveloped reserves, Sale of minerals in place
Proved undeveloped reserves, End of the period		2,809,468		1,685,331
Net PDP and PUD Reserve [Member]
Beginning of the period		1,183,615		1,517,841
Revisions of previous estimates		1,206,228	[17]	(290,926)	[18]
Improved recovery		(14,188)	[19]	(7,346)	[20]
Purchase of minerals in place
Extensions and discoveries
Production		(43,472)	[21]	(35,954)	[22]
Sale of minerals in place
End of the period		2,332,183		1,183,615
Net PDP Reserve [Member]
Proved developed reserves, Beginning of the period		213,582		145,182
Proved developed reserves, Revisions of previous estimates		92,667	[23]	37,095	[24]
Proved developed reserves, Improved recovery	[19]	(14,188)		(7,346)
Proved developed reserves, Purchase of minerals in place
Proved developed reserves, Extensions and discoveries			[25]	72,191
Proved developed reserves, Production		(43,472)	[26]	(33,540)	[27]
Net Proved developed reserves, Sale of minerals in place	[26]
Proved developed reserves, End of the period		248,589		213,582
Net PUD Reserve [Member]
Proved undeveloped reserves, Beginning of the period		970,033		1,372,659
Proved undeveloped reserves, Revisions of previous estimates		1,113,561	[28]	(328,021)	[29]
Proved undeveloped reserves, Improved recovery
Proved undeveloped reserves, Purchase of minerals in place
Proved undeveloped reserves, Extensions and discoveries	[30]			(72,191)
Proved undeveloped reserves, Production			[31]	(2,414)	[32]
Proved undeveloped reserves, Sale of minerals in place
Proved undeveloped reserves, End of the period		2,083,594		970,033

[1]	The revision of previous estimates in the amount of 1,165,999 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 41,862 bbls (note g) and 2) revision of previous PUD reserves estimate of 1,124,137 bbls (note j).
[2]	The revision of previous estimates in the amount of -1,121,981 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 5,475bbls (note g) and 2) revision of previous PUD reserves estimate of -1,127,456 bbls (note 10).
[3]	The improved recovery amount of -19,131 bbls refers to the amount variation of crude oil production of 58,616 bbls (note i) in 2023 compared to previous estimates of 77,747 bbls (prediction in previous year’s model) for Kruh Block in 2022 as a result of rescheduling of drilling program and reserves revision.
[4]	The improved recovery amount of -12,763 bbls refers to the amount variation of crude oil production of 58,273 bbls (note 9) in 2022 compared to previous estimates of 71,036 bbls (prediction in previous year’s model) for Kruh Block in 2021 as a result of rescheduling of drilling program and reserves revision.
[5]	The production in the amount of 58,616 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,616 bbls (note i) and 2) PUD reserves production in the amount of zero bbls (note l) in the Kruh Block.
[6]	The production in the amount of 62,467 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,273 bbls (note 9) and 2) PUD reserves production in the amount of 4,194 bbls in the Kruh Block.
[7]	The revisions of previous estimates in the amount of 41,862 bbls refers to the total gross amount of PDP reserves variation as a result of production and well conditions; and the reserves gain from the additional 5 years production and greater profit split to 2035.
[8]	The revisions of previous estimates in the amount of 5,475 bbls refers to the total gross amount of PDP reserves variation as a result of production.
[9]	No new drilling in 2023 resulted in zero extensions and discoveries.
[10]	The extension and discoveries in the amount of 125,425 bbls refers to the gain of PDP reserves from the completion of two new wells, K-27 and K-28.
[11]	The PDP production in the amount of -58,616 bbls refers to the gross amount of PDP reserves produced in 2023.
[12]	The PDP production in the amount of 58,616 bbls refers to the gross amount of PDP reserves produced in 2022.
[13]	The revisions of previous estimates in the amount of 1,124,137 bbls refers to the total gross amount of PUD reserves variation from the 1,685,331 bbls in 2022 to 1,191,048 bbls in 2023 during the same period to 2030; and offset by the reserves gain of 1,618,420 bbls from 5 years additional production and greater split.
[14]	The revisions of previous estimates in the amount of -1,127,456 bbls refers to the total gross amount of PUD reserves variation from the 2,942,406 bbls in 2021 to 1,814,950 bbls in 2022 during the same period to 2030.
[15]	No new drilling in 2023 resulted in zero extensions and discoveries.
[16]	The PUD production in the amount of zero bbls refers to no PUD reserves converted to production in 2023.
[17]	The revisions of previous estimates of 1,206,228 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 92,667 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of 1,113,561 bbls (note p).
[18]	The revisions of previous estimates of -290,926 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 37,094 bbls (note 11), and 2) net PUD reserves revision of previous estimates in the amount of -328,019 bbls (note 13).
[19]	The Improved recovery in the amount of -14,188 bbls refers to the net share (74.16%) of crude oil production variation of -19,131 bbls (note b) as a result of rescheduling of drilling program.
[20]	The Improved recovery in the amount of -7,346 bbls refers to the net share (57.56%) of crude oil production change of -12,763 bbls (note 2) as a result of rescheduling of drilling program.
[21]	The net PDP and PUD production of -43,472 bbls refers to the sum of the net PDP production in the amount of -43,472 bbls (note o) and net PUD production in the amount of zero bbls (note r).
[22]	The net PDP and PUD production of -35,954 bbls refers to the sum of the net PDP production in the amount of -33,540 bbls (note 12) and net PUD production in the amount of -2,414 bbls (note 14).
[23]	The revision of previous estimates of net PDP reserves in the amount of 92,667 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PDP reserves in the amount of 371,076 bbls and 2) net share (74.16%) of revision of previous estimates of total PDP reserves estimates in the amount of 41,862 bbls (note g).
[24]	The revision of previous estimates of net PDP reserves in the amount of 37,094 bbls refers to the sum of 1) net share difference (57.56%) in 2022 as compared to (46.65%) in 2021) of the beginning total PDP reserves in the amount of 311,211 bbls and 2) net share (57.56%) of revision of previous estimates of total PDP reserves estimates in the amount of 5,475 bbls (note 7).
[25]	No new drilling in 2023 resulted in zero extensions and discoveries.
[26]	The net PDP production in the amount of 43,472 bbls refers to the net share (74.16%) of gross amount of 58,616 bbls (note i) PDP reserves produced in 2023.
[27]	The net PDP production in the amount of 33,540 bbls refers to the net share (57.56%) of gross amount of 58,273 bbls (note 9) PDP reserves produced in 2022.
[28]	The revision of previous estimates of net PUD reserves in the amount of 1,113,561 bbls refers to the sum of (1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PUD reserves in the amount of 1,685,331 bbls, and (2) net share (74.16%) of revision of previous estimates of total PUD reserves estimates in the amount of 1,124,137 bbls (note j).
[29]	The revision of previous estimates of net PUD reserves in the amount of -328,019 bbls refers to the sum of 1) net share difference (57.56%) in 2022 as compared to (46.65%) in 2021 of the beginning total PUD reserves in the amount of 2,942,406 bbls, and 2) net share (57.56%) of revision of previous estimates of total PUD reserves estimates in the amount of -1,127,456 bbls (note 10).
[30]	No new drilling in 2023 resulted in zero extensions and discoveries.
[31]	The net PUD production in the amount of zero bbls reflects the PUD reserves converted to production in 2023.
[32]	The net PUD production in the amount of 2,414 bbls reflects the net PUD reserves converted to production in 2022.